Note 9 - Share-based Compensation	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
9.	Share-based compensation

General

On February 24, 2017, in connection with the IPO, the Company’s board of directors and shareholders approved an equity compensation plan, the 2017 Omnibus Incentive Plan (the “2017 Plan”), which became effective on March 9, 2017, to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”). The share awards granted by the Company under the 2017 Plan contain service conditions, and will generally vest based on a time-based vesting schedule determined by the administrator of the 2017 Plan. Certain awards also contain (1) performance conditions with respect to research and development progress or/and business development progress, or/and (2) market conditions with respect to the share price of the Company. Under the 2017 Plan, the maximum number of the Company’s ordinary shares reserved for issuance is 5,277,197 shares.

Restricted Shares

The following table summarizes the Company’s restricted share activities under the 2017 Plan:

	Number of shares	Weighted average grant date fair value
		$
Outstanding at December 31, 2020	130,946	17.30
Granted	15,164	14.64
Vested	(22,683)	14.78
Forfeited	(40,679)	14.00
Outstanding at December 31, 2021	82,748	19.12
Granted	1,359	2.85
Vested	(6,216)	11.10
Forfeited	(907)	11.03
Outstanding at December 31, 2022	76,984	19.57
Granted	101,098	1.18
Vested	(102,118)	1.28
Forfeited	(75,964)	19.69
Outstanding at December 31, 2023	-	-
Expected to vest at December 31, 2023	-	-

The total fair value of restricted shares vested during the years ended December 31, 2021, 2022 and 2023 was $273, $24 and $121, respectively.

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

9.	Share-based compensation (continued)

Share options

The following table summarizes the Company’s share option activities under the 2017 Plan:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		$	$	Years	$
Outstanding at December 31, 2020	1,939,049	14.12		9.38
Granted	1,134,672	11.24	8.19
Exercised	(98,500)	16.13	9.66		473
Forfeited	(307,883)	14.52	9.06
Outstanding at December 31, 2021	2,667,338	12.77		8.82	-
Granted	615,407	3.94	2.98
Exercised	(60,000)	10.81	7.81
Forfeited	(1,212,306)	12.93	8.54
Outstanding at December 31, 2022	2,010,439	10.03		7.84	15
Granted	760,723	1.14	0.88
Forfeited	(905,936)	9.91	6.65
Outstanding at December 31, 2023	1,865,226	6.46		7.66	-
Exercisable as of December 31, 2023	752,240	8.06		6.77	-
Vested and expected to vest at December 31, 2023	1,501,346	5.40		7.87	-

As of December 31, 2023, there was $516 of total unrecognized share-based compensation cost, related to unvested and expected to vest share options. This unrecognized share- based compensation cost is expected to be recognized over an estimated weighted-average period of 1.09 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future. The intrinsic value of a share option is the difference between the market price of the ordinary share at the measurement date and the exercise price of the option. There is no intrinsic value for options outstanding and exercisable as of December 31, 2023 as the closing share price at the end of 2023 was lower than the exercise price of these share options.

The total fair value of share options vested during the years ended December 31, 2021, 2022 and 2023 was $2,158, $906 and $367, respectively.

Fair value of options

The Black-Scholes-Merton formula was applied in determining the estimated fair value of the share options granted without market conditions. The model requires the input of assumptions including the estimated expected share price volatility and the expected terms of awards. The Company historically has limited available historical data to demonstrate consistent early exercise behavior. To determine the expected term of the awards, the Company applied a simplified method considering factors including the timing of achieving various performance conditions and their respective probabilities as well as the contractual life of the options. The determination of the expected terms for awards with performance conditions involves the application of management’s judgment. The risk-free interest rates for the periods within the expected term of the option are based on the U.S. Treasury rate. The volatility assumption was estimated based on the historical volatility of the Company’s share price.

The following table presents the assumptions used in Black-Scholes-Merton formula to estimate the fair values of the share options granted in the years presented:

	For the year ended December 31,
	2021			2022			2023

Fair value of ordinary share	9.48	~	31.31	1.14	~	3.48	0.77	~	1.75
Risk-free interest rate	0.37%	~	1.47%	1.23%	~	3.16%	3.47%	~	4.29%
Expected term (years)	5.0	~	7.49	3.05	~	6.00	5.07	~	6.00
Expected volatility	75%	~	90%	100%	~	115%			105%
Expected dividend yield			0%			0%			0%
Contractual life (years)			10	5	~	10			10

Monte Carlo Simulation model was applied in determining the estimated fair value of share options that are subject to market conditions. This model incorporates six minimum considerations: 1) the exercise price of the option, 2) the contractual term of the option, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the contractual term of the option which is estimated based on historical volatility of the Company’s share price, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rates for the contractual term of the option, which are based on the U.S. Treasury rate.

A total of 370,000 share options granted in May 2021 are subject to market conditions. 170,000 of these options were forfeited in 2022 and 135,000 in 2023, respectively. The following table presents the assumptions used in Monte Carlo Simulation model to estimate the fair values of the share options granted:

For the year ended December 31, 2021
Exercise price	10.18
Fair value of ordinary share	10.71
Risk-free interest rate	1.63%
Contractual term (years)	10
Expected volatility	75%
Expected dividend yield	0%

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

9.	Share-based compensation (continued)

Long-term incentives

During 2021, the Company issued long-term incentive with an aggregate value of $79,225 to certain of its senior management. The long-term incentive awards are subject to certain performance-based vesting conditions and certain awards also are subject to market conditions. 25% of the long-term incentive awards will be settled in the Company’s ordinary shares, and the remaining 75% of the awards will be settled in cash or the Company’s ordinary shares, all or in part, at the grantee’s election.

The long-term incentive awards are classified as liability awards. As of December 31, 2023, the Company has issued a total of 3,486 ordinary shares with a total fair value of $37. Compensation expense recognized for the years ended December 31, 2021, 2022 and 2023 was $204, $32 and $20 respectively. As of December 31, 2023, there was $45 of total unrecognized share-based compensation cost, related to unvested and expected to vest long-term incentive awards. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of 1.12 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

The following table summarizes total share-based compensation expense recognized under 2017 Plan for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
	$	$	$
Research and development	901	859	(181)
General and administrative	2,251	725	735

Total	3,152	1,584	554

SEED 2022 Share Incentive Plan

In 2022, SEED adopted its 2022 Share Incentive Plan (the “SEED Plan”). Under this plan, SEED has granted share options to some of its employees and consultants, which will be settled by SEED in its ordinary shares upon exercise of those options. These awards are generally subject to a four-year or five-year time-based vesting schedule as determined by the administrator of the plan.

The following table summarizes SEED’s share option activities under the 2022 Plan:

	Number of options	Weighted average exercise price	Weighted	Weighted average remaining	Aggregate intrinsic value
		$	$	Years	$
Outstanding at December 31, 2021	-	-		-	-
Granted	1,281,000	0.50	0.38
Forfeited	(93,000)	0.50	0.36
Outstanding at December 31, 2022	1,188,000	0.50		9.69	-
Granted	172,000	0.50	0.32
Exercised	(8,000)	0.50	0.40		-
Forfeited	(95,000)	0.50	0.36
Outstanding at December 31, 2023	1,257,000	0.50		8.82	-
Exercisable as of December 31, 2023	436,500	0.50		8.84	-
Vested and expected to vest at December 31, 2023	1,257,000	0.50		8.82	-

As of December 31, 2023, there was $178 of total unrecognized share-based compensation cost, related to unvested and expected to vest share options under the SEED Plan. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of 2.09 years. The total fair value of share options vested during the years ended December 31, 2022 and 2023 was $11 and $127, respectively.

The Black-Scholes-Merton formula was applied in determining the estimated fair value of the share options granted by SEED. The following table presents the assumptions used in Black-Scholes-Merton formula to estimate the fair values of the share options granted in the years presented:

	For the year ended December 31,
	2022			2023

Fair value of ordinary share	0.44	~	0.50	0.19	~	0.44
Risk-free interest rate	2.54%	~	3.75%	3.47%	~	4.73%
Expected term (years)	5.25	~	6.50	5.04	~	6.50
Expected volatility	99.34%	~	106.73%	105.97%	~	141.40%
Expected dividend yield			0%			0%
Contractual life (years)			10			10

The following table summarizes total share-based compensation expense recognized under the SEED Plan for the years ended December 31, 2022 and 2023:

	Year ended December 31,
	2022	2023
	$	$
Research and development	71	89
General and administrative	10	127

Total	81	216